14. SHAREHOLDERS' EQUITY: Schedule of share options outstanding and exercisable (Tables)	24 Months Ended
Dec. 31, 2020
Tables/Schedules
Schedule of share options outstanding and exercisable

Exercise Price	Expiry date	Options
		Outstanding	Exercisable
$0.10 (1)	July 20, 2022	150,000	150,000
$0.10 (1)	September 27, 2022	150,000	150,000
$0.10 (1)	November 20, 2022	150,000	150,000
$0.10 (2)	December 8, 2022	1,151,072	1,151,072
$0.10 (3)	March 27, 2023	200,000	200,000
$0.10 (4)	April 11, 2023	150,000	150,000
$0.10 (5)	September 12, 2023	140,000	140,000
$0.075	January 24, 2024	280,000	280,000
$0.08	February 28, 2024	140,000	140,000
$0.06	April 1, 2024	610,000	610,000
$0.05	October 1, 2024	1,855,000	1,855,000
$0.08	November 18, 2025	1,020,000	1,020,000
$0.08	December 8, 2025	710,000	710,000
		6,706,072	6,706,072